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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/14

Item 1. Schedule of Investments.

Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	IBRR-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.01%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–59.10%
Invesco Balanced-Risk Allocation Fund-Class R6	59.10%	$31,613,424	$120,905	$(4,479,634)	$1,295,395	$(120,311)	$—	2,300,144	$28,429,779
Money Market Funds–40.91%
Liquid Assets Portfolio-Institutional Class	20.45%	10,512,131	3,596,728	(4,269,704)	—	—	4,579	9,839,155	9,839,155
Premier Portfolio-Institutional Class	20.46%	10,512,132	3,596,728	(4,269,704)	—	—	1,409	9,839,156	9,839,156
Total Money Market Funds		21,024,263	7,193,456	(8,539,408)	—	—	5,988	19,678,311	19,678,311
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $44,998,504)	100.01%	$52,637,687	$7,314,361	$(13,019,042)	$1,295,395	$(120,311)	$5,988		$48,108,090
OTHER ASSETS LESS LIABILITIES	(0.01)%								(3,555)
NET ASSETS	100.00%								$48,104,535

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.14%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–83.18%
Invesco Balanced-Risk Allocation Fund-Class R6	83.18%	$115,737,869	$—	$(17,255,603)	$4,804,363	$(556,407)	$—	8,311,507	$102,730,222
Money Market Funds–16.96%
Liquid Assets Portfolio-Institutional Class	8.48%	8,894,379	10,274,811	(8,700,340)	—	—	4,454	10,468,850	10,468,850
Premier Portfolio-Institutional Class	8.48%	8,894,379	10,274,811	(8,700,340)	—	—	1,348	10,468,850	10,468,850
Total Money Market Funds		17,788,758	20,549,622	(17,400,680)	—	—	5,802	20,937,700	20,937,700
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $116,377,650)	100.14%	$133,526,627	$20,549,622	$(34,656,283)	$4,804,363	$(556,407)	$5,802		$123,667,922
OTHER ASSETS LESS LIABILITIES	(0.14)%								(171,786)
NET ASSETS	100.00%								$123,496,136

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.03%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–99.77%
Invesco Balanced-Risk Allocation Fund-Class R6	81.82%	$104,369,953	$4,892,667	$(5,550,919)	$4,175,715	$(259,860)	$—	8,707,731	$107,627,556
Invesco Balanced-Risk Aggressive Allocation Fund	17.95%	27,326,360	136,660	(5,372,462)	1,509,396	13,419	—	2,333,337	23,613,373
Total Asset Allocation Funds		131,696,313	5,029,327	(10,923,381)	5,685,111	(249,441)		11,041,068	131,240,929
Money Market Funds–0.26%
Liquid Assets Portfolio-Institutional Class	0.13%	500,553	6,882,857	(7,210,422)	—	—	144	172,988	172,988
Premier Portfolio-Institutional Class	0.13%	500,553	6,882,856	(7,210,421)	—	—	44	172,988	172,988
Total Money Market Funds		1,001,106	13,765,713	(14,420,843)	—	—	188	345,976	345,976
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $124,550,432)	100.03%	$132,697,419	$18,795,040	$(25,344,224)	$5,685,111	$(246,441)	$188		$131,586,905
OTHER ASSETS LESS LIABILITIES	(0.03)%								(35,853)
NET ASSETS	100.00%								$131,551,052

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2014

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.34%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–99.74%
Invesco Balanced-Risk Allocation Fund-Class R6	48.61%	$35,432,090	$3,312,041	$(1,062,319)	$1,407,320	$(35,594)	$—	3,159,671	$39,053,538
Invesco Balanced-Risk Aggressive Allocation Fund	51.13%	42,448,840	957,677	(4,760,739)	2,410,327	14,962	—	4,058,406	41,071,067
Total Asset Allocation Funds		77,880,930	4,269,718	(5,823,058)	3,817,647	(20,632)		7,218,077	80,124,605
Money Market Funds–0.60%
Liquid Assets Portfolio-Institutional Class	0.30%	303,107	4,630,044	(4,689,020)	—	—	90	244,131	244,131
Premier Portfolio-Institutional Class	0.30%	303,107	4,630,044	(4,689,020)	—	—	27	244,131	244,131
Total Money Market Funds		606,214	9,260,088	(9,378,040)	—	—	117	488,262	488,262
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $79,138,243)	100.34%	$78,487,144	$13,529,806	$(15,201,098)	$3,817,647	$(20,632)	$117		$80,612,867
OTHER ASSETS LESS LIABILITIES	(0.34)%								(273,411)
NET ASSETS	100.00%								$80,339,456

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–99.66%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–99.08%
Invesco Balanced-Risk Allocation Fund-Class R6	14.91%	$4,938,551	$1,520,172	$(263,206)	$207,110	$(17,868)	$—	516,566	$6,384,759
Invesco Balanced-Risk Aggressive Allocation Fund	84.17%	35,480,587	1,457,311	(2,884,920)	2,063,919	(64,695)	—	3,562,471	36,052,202
Total Asset Allocation Funds		40,419,138	2,977,483	(3,148,126)	2,271,029	(82,563)		4,079,037	42,436,961
Money Market Funds–0.58%
Liquid Assets Portfolio-Institutional Class	0.29%	155,355	3,181,653	(3,212,382)	—	—	53	124,626	124,626
Premier Portfolio-Institutional Class	0.29%	155,355	3,181,652	(3,212,382)	—	—	16	124,625	124,625
Total Money Market Funds		310,710	6,363,305	(6,424,764)	—	—	69	249,251	249,251
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $42,044,564)	99.66%	$40,729,848	$9,340,788	$(9,572,890)	$2,271,029	$(82,563)	$69		$42,686,212
OTHER ASSETS LESS LIABILITIES	0.34%								145,196
NET ASSETS	100.00%								$42,831,408

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

Invesco Balanced-Risk Retirement Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, the securities in Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, and Invesco Balanced-Risk Retirement 2050 Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended September 30, 2014*		At September 30, 2014

	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Invesco Balanced-Risk Retirement Now Fund	$120,905	$4,479,634	$45,019,888	$3,088,202	$ —	$3,088,202
Invesco Balanced-Risk Retirement 2020 Fund	—	17,255,603	116,612,822	7,055,100	—	7,055,100
Invesco Balanced-Risk Retirement 2030 Fund	5,029,327	10,923,381	124,741,341	6,845,564	—	6,845,564
Invesco Balanced-Risk Retirement 2040 Fund	4,269,718	5,823,058	79,250,479	1,362,388	—	1,362,388
Invesco Balanced-Risk Retirement 2050 Fund	2,977,483	3,148,126	42,130,589	572,675	(17,052)	555,623

* Excludes U.S. Treasury obligations and money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2014

invesco.com/us	MS-CSEC-QTR-1 9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–75.84%

Air Freight & Logistics–1.34%

UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(b)	$23,965,000	$25,627,572
XPO Logistics Inc., Sr. Unsec. Conv. Notes, 4.50%, 10/01/17	3,990,000	9,441,337
		35,068,909

Airport Services–0.43%

Macquarie Infrastructure Co. LLC, Sr. Unsec. Conv. Notes, 2.88%, 07/15/19	10,055,000	11,198,756

Apparel, Accessories & Luxury Goods–0.66%

Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Bonds, 1.50%, 03/15/18	3,530,000	4,509,575
Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16	10,000,000	12,650,000
		17,159,575

Application Software–3.89%

Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(b)	24,365,000	26,618,762
Mentor Graphics Corp., Unsec. Sub. Conv. Bonds, 4.00%, 04/01/18(c)	4,950,000	5,751,281
Nuance Communications Inc., Sr. Unsec. Conv. Notes, 2.75%, 11/01/17(c)	10,150,000	10,061,188
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/18	28,330,000	31,729,600
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/19	9,140,000	10,105,413
Workday Inc., Sr. Unsec. Conv. Bonds, 0.75%, 07/15/18	14,500,000	17,390,937
		101,657,181

Asset Management & Custody Banks–0.24%

Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16	5,895,000	6,167,644

Automobile Manufacturers–0.94%

Tesla Motors, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/01/19	22,129,000	21,133,195
1.25%, 03/01/21	3,760,000	3,590,800
		24,723,995

	Principal Amount	Value

Biotechnology–5.96%

Acorda Therapeutics Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/15/21	$2,283,000	$2,380,028
Aegerion Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/19(b)	4,570,000	4,827,062
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/18	12,517,000	13,314,959
1.50%, 10/15/20	12,497,000	13,746,700
Cepheid Inc., Sr. Unsec. Conv. Notes, 1.25%, 02/01/21(b)	18,000,000	17,786,250
Cubist Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.13%, 09/01/18	5,845,000	6,319,906
1.88%, 09/01/20	17,038,000	18,997,370
Emergent Biosolutions Inc., Sr. Unsec. Conv. Notes, 2.88%, 01/15/21(b)	3,587,000	3,613,903
Gilead Sciences, Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	11,656,000	54,448,148
Incyte Corp. Ltd., Sr. Unsec. Conv. Notes, 0.38%, 11/15/18(b)	1,775,000	2,124,453
1.25%, 11/15/20(b)	1,775,000	2,164,391
Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	11,730,000
PDL BioPharma Inc., Sr. Unsec. Conv. Notes, 4.00%, 02/01/18	4,500,000	4,404,375
		155,857,545

Broadcasting–1.05%

Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(b)	27,825,000	27,372,844

Casinos & Gaming–0.67%

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	13,845,000	17,470,659

Catalog Retail–1.21%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(c)	13,800,000	18,345,375
Sr. Unsec. Conv. Notes, 1.00%, 10/05/16(b)(c)	12,835,000	13,204,006
		31,549,381

Coal & Consumable Fuels–0.82%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 12/15/17	15,044,000	10,765,862
Solazyme Inc., Sr. Unsec. Sub. Conv. Notes, 5.00%, 10/01/19	11,855,000	10,721,366
		21,487,228

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Communications Equipment–2.61%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(b)	$8,183,000	$9,834,943
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/18(b)(c)	6,300,000	5,847,187
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(c)	19,330,000	19,414,569
Palo Alto Networks, Inc., Sr. Unsec. Conv. Notes, 0.00%, 07/01/19(b)(d)	29,695,000	33,109,925
		68,206,624

Construction Machinery & Heavy Trucks–2.88%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	14,210,000	28,828,537
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/20(c)	9,414,000	13,656,184
Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 4.50%, 10/15/18(b)	11,880,000	11,620,125
4.75%, 04/15/19(b)	16,236,000	16,327,328
Wabash National Corp., Sr. Unsec. Conv. Notes, 3.38%, 05/01/18	3,766,000	4,968,766
		75,400,940

Construction Materials–0.77%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Global Notes, 3.25%, 03/15/16	14,300,000	20,189,813

Consumer Finance–0.75%

Portfolio Recovery Associates, Inc., Sr. Unsec. Conv. Bonds, 3.00%, 08/01/20	18,060,000	19,651,538

Data Processing & Outsourced Services–0.69%

Cardtronics, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/01/20(b)	18,897,000	18,164,836

Diversified Metals & Mining–0.91%

RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/19	24,745,000	23,786,131

Diversified REIT’s–0.55%

Spirit Realty Capital Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/15/21	14,800,000	14,393,074

Electrical Components & Equipment–0.18%

SolarCity Corp., Sr. Unsec. Conv. Notes, 1.63%, 11/01/19(b)	4,750,000	4,598,594

Electronic Components–0.31%

InvenSense Inc., Sr. Unsec. Conv. Notes, 1.75%, 11/01/18(b)	7,240,000	8,077,125

Gold–0.83%

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	20,926,000	21,815,355

	Principal Amount	Value

Health Care Equipment–4.04%

HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	$7,804,000	$8,511,238
Hologic Inc., Series 2010, Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(c)(e)	8,000,000	9,520,000
Series 2012, Sr. Unsec. Conv. Notes, 2.00%, 03/01/18(c)(e)	4,400,000	4,644,750
Insulet Corp., Sr. Unsec. Conv. Notes, 2.00%, 06/15/19	9,133,000	9,760,894
Integra Lifesciences Holdings Corp., Sr. Unsec. Conv. Notes, 1.63%, 12/15/16	8,500,000	9,137,500
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	15,000,000	16,725,000
Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	8,200,000	14,170,625
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	14,780,000	12,867,837
Wright Medical Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 08/15/17	15,250,000	20,454,062
		105,791,906

Health Care Facilities–1.62%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	17,750,000	22,908,594
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(c)	17,868,000	19,364,445
		42,273,039

Health Care REIT’s–0.36%

Health Care REIT, Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/01/14(c)	7,635,000	9,410,138

Health Care Services–1.28%

Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	15,600,000	17,199,000
3.75%, 04/01/42	10,397,000	16,290,799
		33,489,799

Health Care Supplies–0.38%

Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/21(c)	8,773,000	9,880,591

Health Care Technology–0.78%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/20	15,580,000	15,823,437
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/18	4,337,000	4,683,960
		20,507,397

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Home Entertainment Software–1.11%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16	$9,975,000	$12,350,297
Take-Two Interactive Software, Inc., Sr. Unsec. Conv. Notes, 1.00%, 07/01/18	13,500,000	16,723,125
		29,073,422

Homebuilding–1.05%
KB Home, Sr. Unsec. Gtd. Conv. Notes, 1.38%, 02/01/19	17,065,000	16,510,387
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Conv. Notes, 0.50%, 12/15/17(c)	10,862,000	10,997,775
		27,508,162

Homefurnishing Retail–0.40%
Restoration Hardware Holdings Inc., Sr. Unsec. Conv. Notes, 0.00%, 06/15/19(b)(d)	10,955,000	10,400,403

Housewares & Specialties–1.01%
Jarden Corp.,
Sr. Unsec. Gtd. Sub. Conv. Bonds, 1.88%, 09/15/18	16,300,000	22,351,375
Sr. Unsec. Gtd. Sub. Conv. Notes, 1.13%, 03/15/24(b)(c)	4,000,000	4,007,500
		26,358,875

Industrial Machinery–0.57%
Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	12,757,000	14,837,986

Industrial REIT’s–0.48%
Prologis L.P., Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	11,999,000	12,643,946

Internet Retail–2.30%
Ctrip.com International Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 10/15/16(b)(c)	8,445,000	8,809,191
HomeAway, Inc., Sr. Unsec. Conv. Notes, 0.13%, 04/01/19(b)	16,200,000	15,855,750
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/20	20,000,000	22,362,500
Shutterfly Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/18	12,776,000	13,231,145
		60,258,586

Internet Software & Services–3.99%
Akamai Technologies, Inc., Sr. Unsec. Conv. Notes, 0.00%, 02/15/19(b)(d)	15,400,000	15,457,827
AOL, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/01/19(b)	12,796,000	13,267,853
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/18	15,206,000	15,120,466

	Principal Amount	Value

Internet Software & Services–(continued)
Dealertrack Technologies, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17	$4,250,000	$5,525,000
MercadoLibre Inc. (Argentina), Sr. Unsec. Conv. Notes, 2.25%, 07/01/19(b)	5,475,000	5,957,484
Twitter, Inc., Sr. Unsec. Conv. Notes, 1.00%, 09/15/21(b)	18,305,000	17,996,103
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/18	7,095,000	6,518,531
Yahoo! Inc., Sr. Unsec. Conv. Notes, 0.00%, 12/01/18(b)(d)	23,530,000	24,574,144
		104,417,408

Investment Banking & Brokerage–0.97%
Cowen Group, Inc., Sr. Unsec. Conv. Notes, 3.00%, 03/15/19(b)	11,300,000	11,250,562
FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/18	13,581,000	14,183,657
		25,434,219

Life Sciences Tools & Services–1.16%
Illumina Inc.,
Sr. Unsec. Conv. Notes,
0.00%, 06/15/19(b)(d)	9,120,000	9,405,000
0.50%, 06/15/21(b)	19,580,000	20,975,075
		30,380,075

Managed Health Care–1.25%
Molina Healthcare, Inc., Sr. Unsec. Conv. Bonds, 1.63%, 08/19/18(c)	2,700,000	2,708,438
Sr. Unsec. Conv. Notes, 1.13%, 01/15/20	10,853,000	12,833,672
Wellpoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	10,410,000	17,196,019
		32,738,129

Mortgage REIT’s–2.68%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 5.00%, 05/15/15	11,340,000	11,467,575
Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/18	12,711,000	13,346,550
Colony Financial, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/21	18,117,000	17,924,507
iStar Financial Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/16(b)	13,770,000	14,243,344
Pennymac Corp., Sr. Unsec. Gtd. Conv. Notes, 5.38%, 05/01/20	13,354,000	13,153,690
		70,135,666

Movies & Entertainment–0.89%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(b)	18,448,000	19,082,150
Sirius XM Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(b)	2,200,000	4,193,750
		23,275,900

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Office REIT’s–0.64%

SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(b)	$12,958,000	$16,837,301

Oil & Gas Equipment & Services–1.40%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(c)	8,755,000	10,265,238
Hornbeck Offshore Services, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 09/01/19	14,790,000	14,512,687
SEACOR Holdings Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/19/20(b)(c)	12,679,000	11,839,016
		36,616,941

Oil & Gas Exploration & Production–2.66%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(c)	8,330,000	8,439,331
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/24	15,433,000	13,851,118
Emerald Oil, Inc., Sr. Unsec. Conv. Notes, 2.00%, 04/01/19(b)	12,699,000	11,849,754
Energy XXI Bermuda Ltd., Sr. Unsec. Conv. Notes, 3.00%, 12/15/18(b)	15,915,000	13,070,194
Goodrich Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 10/01/17(c)	9,141,000	9,695,173
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	11,994,000	12,736,129
		69,641,699

Oil & Gas Storage & Transportation–0.47%

Scorpio Tankers Inc. (Monaco), Sr. Unsec. Conv. Notes, 2.38%, 07/01/19(b)	12,740,000	12,341,875

Pharmaceuticals–1.82%

Auxilium Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.50%, 07/15/18	2,587,000	3,418,074
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(b)	14,020,000	15,544,675
Pacira Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 3.25%, 02/01/19	1,233,000	4,821,030
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	9,811,000	23,779,411
		47,563,190

Precious Metals & Minerals–0.55%

Stillwater Mining Co., Sr. Unsec. Conv. Notes, 1.75%, 10/15/19(c)	11,282,000	14,448,011

Research & Consulting Services–0.34%

Huron Consulting Group, Inc., Sr. Unsec. Conv. Notes, 1.25%, 10/01/19(b)	9,150,000	8,909,813

	Principal Amount	Value

Semiconductor Equipment–2.70%

GT Advanced Technologies Inc., Sr. Unsec. Conv. Notes, 3.00%, 12/15/20	$8,914,000$	10,134,104
Lam Research Corp., Series A, Sr. Unsec. Conv. Notes, 0.50%, 05/15/16	16,200,000	20,685,375
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	5,500,000	12,014,062
Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16	4,525,000	4,790,844
SunEdison Inc., Sr. Unsec. Conv. Notes, 0.25%, 01/15/20(b)	9,772,000	9,600,990
2.00%, 10/01/18(b)	9,245,000	13,497,700
		70,723,075

Semiconductors–4.43%

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	10,476,000	13,356,900
2.95%, 12/15/35(b)	1,300,000	1,657,500
Jr. Unsec. Sub. Conv. Notes, 3.25%, 08/01/39	11,440,000	19,204,957
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(c)	28,700,000	37,884,000
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(b)	12,852,000	14,145,232
ON Semiconductor Corp., Series B, Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/16(c)	9,120,000	10,271,400
SunPower Corp., Sr. Unsec. Conv. Notes, 0.88%, 06/01/21(b)	5,300,000	5,704,125
4.50%, 03/15/15	1,358,000	2,067,555
Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	7,780,000	11,558,163
		115,849,832

Specialty Chemicals–0.71%

RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/20	16,526,000	18,633,065

Steel–0.70%

AK Steel Corp., Sr. Unsec. Gtd. Conv. Notes, 5.00%, 11/15/19	5,303,000	8,998,528
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	5,703,000	9,381,435
		18,379,963

Systems Software–1.57%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	16,510,000	17,263,269
Proofpoint, Inc., Sr. Unsec. Conv. Notes, 1.25%, 12/15/18(b)	6,405,000	7,569,909
ServiceNow Inc., Sr. Unsec. Conv. Notes, 0.00%, 11/01/18(b)(d)	15,312,000	16,182,870
		41,016,048

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–1.82%
Electronics For Imaging, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/01/19(b)	$22,900,000	$23,186,250
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(b)	20,362,000	24,472,579
	47,658,829

Thrifts & Mortgage Finance–0.62%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	14,864,000	16,266,790

Tobacco–0.76%
Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/20	17,685,000	19,873,519

Trading Companies & Distributors–0.64%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18	12,379,000	16,858,651
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,828,066,091)		1,984,431,996

	Shares

Preferred Stocks–17.59%

Aerospace & Defense–0.71%
United Technologies Corp., $3.75 Jr. Unsec. Sub. Conv. Pfd.	316,700	18,650,463

Aluminum–0.51%
Alcoa Inc., Series 1, $2.69 Conv. Pfd.	268,172	13,381,783

Asset Management & Custody Banks–0.93%
AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	389,800	24,216,325

Diversified Banks–2.31%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	26,300	30,152,950
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	25,300	30,423,503
		60,576,453

Electric Utilities–1.54%
Exelon Corp., $3.25 Jr. Unsec. Sub. Conv. Pfd.	389,601	19,791,731
NextEra Energy, Inc., $2.90 Conv. Pfd.	374,000	20,416,660
		40,208,391

Gas Utilities–0.27%
Laclede Group, Inc. (The), $3.38 Jr. Unsec. Sub. Conv. Pfd.	136,800	7,187,472

Health Care Facilities–0.26%
Amsurg Corp., Series A-1, $5.25 Conv. Pfd.	63,896	6,833,677

Industrial Machinery–0.96%
Stanley Black & Decker, Inc., $6.25 Conv. Pfd.	221,233	25,041,363

	Shares	Value

Life & Health Insurance–0.39%
MetLife Inc., $1.25 Conv. Pfd.	334,600	$10,302,334

Multi-Utilities–1.25%
Dominion Resources, Inc., Series A, $3.06 Jr. Unsec. Sub. Conv. Pfd. (f)	149,600	8,386,576
$3.19 Jr. Unsec. Sub. Conv. Pfd. (g)	182,532	9,108,347
Series B, $3.00 Jr. Unsec. Sub. Conv. Pfd.	272,200	15,311,250
		32,806,173

Oil & Gas Equipment & Services–0.49%
McDermott International, Inc., $1.56 Conv. Pfd.	597,936	12,795,830

Oil & Gas Exploration & Production–1.15%
Chesapeake Energy Corp., $57.50 Conv. Pfd.(b)	13,155	14,626,716
Penn Virginia Corp., Series B, $6.00 Conv. Pfd.(b)	109,269	10,859,153
Sanchez Energy Corp., Series A, $2.44 Conv. Pfd.	67,789	4,522,801
		30,008,670

Packaged Foods & Meats–1.17%
Post Holdings, Inc., $5.25 Conv. Pfd.	36,400	2,792,790
Tyson Foods, Inc., $2.38 Conv. Pfd.	552,857	27,841,878
		30,634,668

Railroads–0.74%
Genesee & Wyoming Inc., $5.00 Conv. Pfd.	157,800	19,369,950

Real Estate Development–0.30%
Forestar Group, Inc., $1.50 Conv. Pfd.	326,159	7,795,200
Regional Banks–0.59%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,358,180
Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	10,673	12,990,375
		15,348,555

Reinsurance–0.47%
Maiden Holdings Ltd., Series B, $3.63 Conv. Pfd.	277,348	12,386,362

Specialized REIT’s–2.89%
American Tower Corp., Series A, $5.25 Conv. Pfd.	230,544	25,014,024
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	269,770	28,374,409
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	411,000	22,206,330
		75,594,763

Steel–0.66%
ArcelorMittal (Luxembourg), Series MTUS, $1.50 Jr. Unsec. Sub. Conv. Pfd.	815,400	17,229,402
Total Preferred Stocks (Cost $452,098,598)		460,367,834

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Common Stocks–0.32%

Airlines–0.14%
American Airlines Group Inc.	104,609	$3,711,528

Life & Health Insurance–0.08%
MetLife, Inc.	36,881	1,981,247

Trucking–0.10%
Swift Transportation Co. (h)	126,792	2,660,096
Total Common Stocks (Cost $6,322,448)		8,352,871

	Shares	Value

Money Market Funds–5.17%
Liquid Assets Portfolio -Institutional Class – Institutional Class (i)	67,636,654	$67,636,654
Premier Portfolio -Institutional Class – Institutional Class (i)	67,636,654	67,636,654
Total Money Market Funds (Cost $135,273,308)		135,273,308
TOTAL INVESTMENTS–98.92% (Cost $2,421,760,445)		2,588,426,009
OTHER ASSETS LESS LIABILITIES–1.08%		28,223,966
NET ASSETS–100.00%		$2,616,649,975

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $658,291,094, which represented 25.16% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Each corporate unit consists of a purchase contract for the issuer’s common stock & a 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.07% subordinated notes due 2021.

(g)	Each corporate unit consists of a purchase contract for the issuer’s common stock & a 1/20th undivided beneficial ownership interest in the issuer’s Series A, 1.50% subordinated notes due 2020.

(h)	Non-income producing security.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Convertible Securities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$506,207,351	$97,786,662	$—	$603,994,013
Corporate Debt Securities	—	1,984,431,996	—	1,984,431,996
Total Investments	$506,207,351	$2,082,218,658	$—	$2,588,426,009

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $1,538,347,118 and $824,172,945, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 193,515,651
Aggregate unrealized (depreciation) of investment securities	(52,966,819)
Net unrealized appreciation of investment securities	$ 140,548,832
Cost of investments for tax purposes is $2,447,877,177.

Invesco Convertible Securities Fund

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2014

invesco.com/us AAS-QTR-1 9/14 Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.02%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–12.78%
Invesco Balanced-Risk Allocation Fund	5.89%	$21,813,558	$648,828	$(1,869,972)	$882,334	$(55,038)	$—	1,732,986	$21,419,710
Invesco Balanced-Risk Commodity Strategy Fund	3.78%	13,816,219	1,865,801	(579,933)	(1,302,382)	(36,497)	—	1,703,367	13,763,208
Invesco Global Markets Strategy Fund	3.11%	11,004,540	609,204	(245,008)	(62,203)	(8,359)	—	1,128,689	11,298,174
Total Asset Allocation Funds		46,634,317	3,123,833	(2,694,913)	(482,251)	(99,894)	—	4,565,042	46,481,092
Domestic Equity Funds–19.26%
Invesco American Franchise Fund	2.00%	7,204,837	497,258	(844,122)	124,191	299,980	—	404,564	7,282,144
Invesco Charter Fund	2.97%	10,586,455	344,733	(848,506)	576,198	150,972	—	449,474	10,809,852
Invesco Comstock Fund	2.00%	7,159,075	438,259	(762,247)	182,990	261,255	88,173	288,862	7,279,332
Invesco Diversified Dividend Fund	3.95%	13,881,892	791,743	(1,016,442)	487,893	217,808	192,488	807,812	14,362,894
Invesco Endeavor Fund	2.06%	7,408,691	580,911	(953,580)	243,425	199,870	—	324,623	7,479,317
Invesco Growth and Income Fund	2.66%	9,336,673	585,486	(928,340)	475,095	192,803	102,040	333,738	9,661,717
Invesco Small Cap Equity Fund	1.72%	6,309,295	859,886	(645,269)	(414,660)	136,911	—	364,633	6,246,163
PowerShares Fundamental Pure Large Growth Portfolio - ETF	1.90%	6,648,012	115,961	(622,136)	620,892	139,166	69,092	216,700	6,901,895
Total Domestic Equity Funds		68,534,930	4,214,237	(6,620,642)	2,296,024	1,598,765	451,793	3,190,406	70,023,314
Fixed-Income Funds–54.95%
Invesco Core Plus Bond Fund	24.83%	85,566,203	5,163,380	(2,451,103)	2,043,228	(45,502)	2,943,745	8,351,175	90,276,206
Invesco Emerging Market Local Currency Debt Fund	3.16%	11,334,548	1,223,593	(641,913)	(366,811)	(54,116)	389,415	1,363,618	11,495,301
Invesco Floating Rate Fund	5.51%	19,156,500	1,678,086	(486,150)	(324,761)	(1,396)	658,202	2,547,364	20,022,279
Invesco High Yield Fund	4.88%	17,297,516	1,334,017	(500,077)	(391,566)	21,522	795,455	4,045,880	17,761,412
Invesco Premium Income Fund	3.97%	13,809,370	588,461	(544,333)	588,970	(19,303)	562,199	1,404,398	14,423,165
PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.60%	42,348,864	2,925,807	(2,461,537)	3,118,016	(125,947)	825,255	1,458,300	45,805,203
Total Fixed-Income Funds		189,513,001	12,913,344	(7,085,113)	4,667,076	(224,742)	6,174,271	19,170,735	199,783,566
Foreign Equity Funds–10.48%
Invesco Developing Markets Fund	3.01%	11,020,289	720,050	(1,222,390)	381,601	43,424	—	327,634	10,942,974
Invesco International Growth Fund	3.58%	13,087,754	705,490	(922,569)	(23,485)	174,265	—	376,560	13,021,455
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	3.89%	14,162,737	1,489,230	(968,326)	(699,316)	135,795	396,944	334,600	14,120,120
Total Foreign Equity Funds		38,270,780	2,914,770	(3,113,285)	(341,200)	353,484	396,944	1,038,794	38,084,549
Real Estate Funds–1.85%
Invesco Global Real Estate Fund	1.85%	6,681,190	150,985	(517,257)	374,350	29,789	105,020	541,860	6,719,057
Money Market Funds–0.70%
Liquid Assets Portfolio-Institutional Class	0.35%	936,349	11,156,087	(10,825,894)	—	—	432	1,266,543	1,266,542
Premier Portfolio-Institutional Class	0.35%	936,350	11,156,087	(10,825,894)	—	—	127	1,266,542	1,266,543
Total Money Market Funds		1,872,699	22,312,174	(21,651,788)	—	—	559	2,533,085	2,533,085
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $323,864,663)	100.02%	$351,506,917	$45,629,343	$(41,682,998)	$6,513,999	$1,657,402	$7,128,587		$363,624,663
OTHER ASSETS LESS LIABILITIES	(0.02)%								(78,144)
NET ASSETS	100.00%								$363,546,519

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2014

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.15%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–19.14%
Invesco Balanced-Risk Allocation Fund	8.00%	$122,907,101	$2,909,698	$(36,200,123)		$4,786,489	$(490,620)		$—	7,598,102	$93,912,545
Invesco Balanced-Risk Commodity Strategy Fund	5.79%	69,147,572	8,270,280	(2,888,648)		(6,417,216)	(243,405)		—	8,399,577	67,868,583
Invesco Global Markets Strategy Fund	5.35%	61,897,648	5,151,888	(3,952,215)		(140,571)	(209,740)		—	6,268,433	62,747,010
Total Asset Allocation Funds		253,952,321	16,331,866	(43,040,986)		(1,771,298)	(943,765)		—	22,266,112	224,528,138
Domestic Equity Funds–43.64%
Invesco American Franchise Fund	4.53%	53,248,758	2,793,552	(6,006,599)		1,261,425	1,796,623		—	2,949,653	53,093,759
Invesco Charter Fund	6.70%	78,330,003	190,861	(5,192,105)		4,453,786	839,955		—	3,269,127	78,622,500
Invesco Comstock Fund	4.55%	52,857,500	1,761,222	(4,461,122)		1,905,874	1,315,928		651,520	2,118,230	53,379,402
Invesco Diversified Dividend Fund	8.94%	102,679,545	3,224,068	(6,171,475)		3,951,468	1,144,174		1,422,155	5,895,826	104,827,780
Invesco Endeavor Fund	4.67%	55,042,592	2,759,052	(6,182,115)		2,344,082	857,527		—	2,379,390	54,821,138
Invesco Growth and Income Fund	6.02%	69,520,255	1,901,046	(5,676,730)		3,734,056	1,089,741		753,753	2,437,595	70,568,368
Invesco Small Cap Equity Fund	3.91%	46,736,199	4,911,584	(3,581,903)		(2,677,077)	513,929		—	2,679,669	45,902,732
PowerShares Fundamental Pure Large Growth Portfolio - ETF	4.32%	49,242,632	—	(4,199,229)		4,762,255	823,102		511,195	1,589,600	50,628,760
Total Domestic Equity Funds		507,657,484	17,541,385	(41,471,278)		19,735,869	8,380,979		3,338,623	23,319,090	511,844,439
Fixed-Income Funds–9.29%
Invesco Core Plus Bond Fund	3.11%	—	37,377,656	(1,234,783)		305,607	(540)		901,661	3,371,687	36,447,940
Invesco Premium Income Fund	—	80,600,826	751,851	(65,969,878)	(c)	1,388,511	700,254		751,851	—	—
PowerShares 1-30 Laddered Treasury Portfolio - ETF	6.18%	—	72,503,854	(2,960,677)		2,954,076	41,001		1,036,521	2,309,400	72,538,254
Total Fixed-Income Funds		80,600,826	110,633,361	(70,165,338)		4,648,194	740,715		2,690,033	5,681,087	108,986,194
Foreign Equity Funds–23.77%
Invesco Developing Markets Fund	6.83%	81,563,605	4,236,604	(8,843,692)		2,701,753	484,385		—	2,399,481	80,142,655
Invesco International Growth Fund	8.13%	97,069,864	2,102,801	(4,795,303)		(1,073,573)	2,111,750		—	2,759,269	95,415,539
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	8.81%	104,881,641	9,370,333	(6,633,640)		(5,078,344)	824,690		2,941,494	2,449,400	103,364,680
Total Foreign Equity Funds		283,515,110	15,709,738	(20,272,635)		(3,450,164)	3,420,825		2,941,494	7,608,150	278,922,874
Real Estate Funds–4.17%
Invesco Global Real Estate Fund	4.17%	49,437,649	1,026,277	(4,552,932)		3,276,781	(243,859)		778,141	3,947,090	48,943,916
Money Market Funds–0.14%
Liquid Assets Portfolio-Institutional Class	0.07%	1,794,162	49,846,777	(50,855,318)		—	—		939	785,621	785,621
Premier Portfolio-Institutional Class	0.07%	1,794,162	49,846,777	(50,855,318)		—	—		291	785,621	785,621
Total Money Market Funds		3,588,324	99,693,554	(101,710,636)		—	—		1,230	1,571,242	1,571,242
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $951,066,294)	100.15%	$1,178,751,714	$260,936,181	$(281,213,805)		$22,439,382	$11,354,895	(b)	$9,749,521		$1,174,796,803
OTHER ASSETS LESS LIABILITIES	(0.15)%										(1,794,328)
NET ASSETS	100.00%										$1,173,002,475

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and Fund shares of the exchange-traded funds.
(b)	Includes $17,471,564 from sales proceeds paid in kind from Invesco Premium Income Fund.
(c)	Reflects sales proceeds for securities received as part of the transfer in kind from Invesco Premium Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2014

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales		Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Asset Allocation Funds–15.93%
Invesco Balanced-Risk Allocation Fund	6.97%	$73,276,690	$5,766,146	$(17,554,450)		$2,559,586	$157,309	$—	5,194,602	$64,205,281
Invesco Balanced-Risk Commodity Strategy Fund	4.80%	44,087,308	5,902,018	(1,411,256)		(4,189,560)	(147,705)	—	5,475,347	44,240,805
Invesco Global Markets Strategy Fund	4.16%	36,836,843	4,562,801	(2,892,423)		(108,481)	(100,969)	—	3,825,951	38,297,771
Total Asset Allocation Funds		154,200,841	16,230,965	(21,858,129)		(1,738,455)	(91,365)	—	14,495,900	146,743,857
Domestic Equity Funds–32.51%
Invesco American Franchise Fund	3.36%	29,837,872	2,081,968	(2,779,434)		964,431	827,441	—	1,718,459	30,932,278
Invesco Charter Fund	5.01%	43,820,854	2,458,505	(3,220,028)		2,412,153	655,999	—	1,917,983	46,127,483
Invesco Comstock Fund	3.38%	29,542,302	2,523,233	(2,851,373)		1,216,470	661,815	378,957	1,233,827	31,092,447
Invesco Diversified Dividend Fund	6.67%	57,460,751	4,129,020	(3,163,786)		2,507,879	450,047	829,609	3,452,413	61,383,911
Invesco Endeavor Fund	3.47%	30,724,316	2,965,628	(3,561,391)		1,136,035	727,616	—	1,388,551	31,992,204
Invesco Growth and Income Fund	4.49%	38,816,399	2,277,986	(2,539,774)		2,257,955	537,619	438,646	1,428,331	41,350,185
Invesco Small Cap Equity Fund	2.92%	26,150,905	4,403,249	(2,453,677)		(1,566,539)	335,863	—	1,568,581	26,869,801
PowerShares Fundamental Pure Large Growth Portfolio - ETF	3.21%	27,627,324	1,347,561	(2,620,061)		2,781,719	452,107	297,972	929,000	29,588,650
Total Domestic Equity Funds		283,980,723	22,187,150	(23,189,524)		11,710,103	4,648,507	1,945,184	13,637,145	299,336,959
Fixed-Income Funds–30.73%
Invesco Core Plus Bond Fund	11.36%	81,434,082	26,327,332	(5,255,846)		2,204,697	(127,064)	3,276,825	9,674,672	104,583,201
Invesco Emerging Market Local Currency Debt Fund	2.97%	21,492,154	7,657,659	(956,150)		(796,991)	(92,040)	888,534	3,238,984	27,304,632
Invesco Floating Rate Fund	3.12%	27,321,949	3,314,471	(1,435,855)		(405,163)	(64,125)	949,793	3,655,379	28,731,277
Invesco High Yield Fund	4.05%	32,865,359	6,704,329	(1,435,154)		(832,157)	(3,134)	1,640,287	8,496,411	37,299,243
Invesco Premium Income Fund	—	52,955,705	1,664,081	(44,352,423)	(c)	1,030,912	358,869	499,664	—	—
PowerShares 1-30 Laddered Treasury Portfolio - ETF	9.23%	54,242,600	31,460,313	(5,564,396)		5,233,411	(338,776)	1,438,042	2,707,200	85,033,152
Total Fixed-Income Funds		270,311,849	77,128,185	(58,999,824)		6,434,709	(266,270)	8,693,145	27,772,646	282,951,505
Foreign Equity Funds–17.72%
Invesco Developing Markets Fund	5.09%	45,651,237	4,080,446	(4,749,202)		1,646,369	251,326	—	1,403,598	46,880,176
Invesco International Growth Fund	6.06%	54,211,746	2,879,091	(1,945,002)		415,995	226,351	—	1,613,308	55,788,181
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio - ETF	6.57%	58,620,804	7,442,656	(3,112,899)		(2,724,412)	267,551	1,712,262	1,433,500	60,493,700
Total Foreign Equity Funds		158,483,787	14,402,193	(9,807,103)		(662,048)	745,228	1,712,262	4,450,406	163,162,057
Real Estate Funds–3.11%
Invesco Global Real Estate Fund	3.11%	27,625,838	1,355,542	(2,097,079)		1,591,664	145,479	452,953	2,308,181	28,621,444
Money Market Funds–0.10%
Liquid Assets Portfolio-Institutional Class	0.05%	4,469,025	24,354,529	(28,321,814)		—	—	901	501,740	501,740
Premier Portfolio-Institutional Class	0.05%	4,469,025	24,354,529	(28,321,814)		—	—	281	501,740	501,740
Total Money Market Funds		8,938,050	48,709,058	(56,643,628)		—	—	1182	1,003,480	1,003,480
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $778,411,335)	100.10%	$903,541,088	$180,013,093	$(172,595,287)		$17,335,973	$5,181,579 (b)	$12,804,726		$921,819,302
OTHER ASSETS LESS LIABILITIES	(0.10)%									(889,340)
NET ASSETS	100.00%									$920,929,962

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.
(b)	Includes $11,657,144 of proceeds from sales of transfer in kind from Invesco Premium Income Fund.
(c)	Reflects sales proceeds for securities received as part of the transfer in kind from Invesco Premium Income Fund.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

Invesco Allocation Funds

A.	Security Valuations – (continued)

include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Allocation Funds

NOTE 3 -- Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the nine months ended		At September 30, 2014
	September 30, 2014*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$23,317,169	$20,031,210	$331,459,588	$36,863,153	$(4,698,078)	$32,165,075
Invesco Growth Allocation Fund	161,242,627	179,503,169	960,815,544	228,078,813	(14,097,554)	213,981,259
Invesco Moderate Allocation Fund	131,304,035	115,951,659	788,168,196	146,646,084	(12,994,978)	133,651,106

*Excludes money market funds, if any. Includes sales of U.S. Treasury obligations, received as part of the transfer in kind of Invesco Premium Income Fund, of $2,722,807 and $1,815,205 for Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund, respectively.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco Allocation Funds

Invesco Global Low Volatility Equity Yield Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2014

invesco.com/us	GLVEY-QTR-1 9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.53%

Australia–15.25%

Australia and New Zealand Banking Group Ltd.	129,833	$3,507,919
Bank of Queensland Ltd.	331,881	3,365,567
Commonwealth Bank of Australia	30,952	2,032,344
CSL Ltd.	35,650	2,310,381
DUET Group (a)	1,860,115	3,953,958
Ramsay Health Care Ltd.	90,495	3,955,782
Sonic Healthcare Ltd.	249,435	3,823,148
Telstra Corp. Ltd.	775,145	3,585,869
Woodside Petroleum Ltd.	108,350	3,841,609
Woolworths Ltd.	48,940	1,463,043
		31,839,620

Austria–0.47%

Oesterreichische Post AG	20,669	991,205

Belgium–2.01%

Belgacom S.A.	120,811	4,205,223

Canada–15.33%

Agnico Eagle Mines Ltd.	41,100	1,188,703
Baytex Energy Corp.	96,600	3,653,014
Canadian Oil Sands Ltd.	209,500	3,864,872
Capital Power Corp.	104,900	2,505,648
Crescent Point Energy Corp.	79,200	2,858,527
Enerplus Corp.	189,000	3,587,945
Husky Energy Inc.	103,400	2,838,214
Russel Metals, Inc.	63,600	1,963,257
Shaw Communications, Inc. -Class B	139,700	3,424,203
Stantec Inc.	31,700	2,074,271
Superior Plus Corp.	115,800	1,459,003
TransAlta Corp.	247,000	2,591,526
		32,009,183

Denmark–1.58%

Pandora A/S	7,234	565,747
TDC A/S	360,316	2,727,911
		3,293,658

France–1.81%

GDF Suez	150,924	3,774,566

Germany–2.37%

ProSiebenSat.1 Media AG	72,978	2,904,646
Telefonica Deutschland Holding AG	389,994	2,039,208
		4,943,854

Hong Kong–1.84%

Power Assets Holdings Ltd.	434,500	3,841,493

	Shares	Value

Israel–1.84%

Bezeq The Israeli Telecommunication Corp. Ltd.	2,223,655	$3,840,529

Japan–3.59%

Nippon Telegraph & Telephone Corp.	61,400	3,818,815
Tokyo Gas Co., Ltd.	654,000	3,676,402
		7,495,217

New Zealand–2.85%

SKY Network Television Ltd.	462,341	2,269,000
Spark New Zealand Ltd.	1,588,548	3,683,333
		5,952,333

Norway–0.53%

Prosafe S.E.	190,706	1,114,346

Singapore–1.10%

ComfortDelGro Corp. Ltd.	229,000	430,173
Singapore Post Ltd.	821,000	1,153,961
Venture Corp. Ltd.	118,000	703,101
		2,287,235

Spain–2.95%

Banco Santander S.A.	419,757	4,015,551
Repsol S.A.	90,312	2,137,221
		6,152,772

Sweden–5.18%

Hennes & Mauritz AB -Class B	96,277	3,995,699
Intrum Justitia AB	74,356	2,090,263
Loomis AB -Class B	24,425	696,315
Skandinaviska Enskilda Banken AB -Class A	302,983	4,024,532
		10,806,809

Switzerland–0.52%

Forbo Holding AG	1,056	1,075,242

United Kingdom–13.15%

Berendsen PLC	79,969	1,266,023
BP PLC	467,172	3,423,387
Britvic PLC	177,650	1,913,562
BT Group PLC	429,342	2,630,001
Micro Focus International PLC	84,172	1,446,473
National Grid PLC	201,097	2,883,484
Next PLC	35,242	3,773,723
Royal Dutch Shell PLC -Class A	106,322	4,055,474
SSE PLC	163,872	4,091,483
WH Smith PLC	111,785	1,959,141
		27,442,751

United States–23.16%

Amdocs Ltd.	9,300	426,684
Archer-Daniels-Midland Co.	85,100	4,348,610

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

CA, Inc.	17,400	$486,156
ConocoPhillips	5,700	436,164
Edison International	12,900	721,368
Entergy Corp.	51,500	3,982,495
Frontier Communications Corp.	663,200	4,317,432
Garmin Ltd.	14,200	738,258
Hewlett-Packard Co.	113,700	4,032,939
Lexmark International, Inc. -Class A	81,600	3,468,000
Lockheed Martin Corp.	23,800	4,350,164
Marvell Technology Group Ltd.	69,900	942,252
Northrop Grumman Corp.	31,400	4,137,264
PDL BioPharma Inc.	396,000	2,958,120
Pfizer Inc.	95,000	2,809,150
Prospect Capital Corp.	403,461	3,994,264
R. R. Donnelley & Sons Co.	129,400	2,129,924
Windstream Holdings Inc.	377,600	4,070,528
		48,349,772
Total Common Stocks & Other Equity Interests (Cost $185,420,711)		199,415,808

Money Market Funds–3.56%

Liquid Assets Portfolio – Institutional Class (b)	3,713,766	3,713,766
Premier Portfolio – Institutional Class (b)	3,713,766	3,713,766
Total Money Market Funds (Cost $7,427,532)		7,427,532
TOTAL INVESTMENTS–99.09% (Cost $192,848,243)		206,843,340
OTHER ASSETS LESS LIABILITIES–0.91%		1,913,713
NET ASSETS–100.00%		$208,757,053

Notes to Schedule of Investments:

(a)	Stapled security consisting of one trust and three companies.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Low Volatility Equity Yield Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Global Low Volatility Equity Yield Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $38,976,500 and from Level 2 to Level 1 of $13,146,912, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$31,839,620	$—	$31,839,620
Austria	991,205	—	—	991,205
Belgium	4,205,223	—	—	4,205,223
Canada	32,009,183	—	—	32,009,183
Denmark	—	3,293,658	—	3,293,658
France	—	3,774,566	—	3,774,566
Germany	2,039,208	2,904,646	—	4,943,854
Hong Kong	3,841,493	—	—	3,841,493
Israel	3,840,529	—	—	3,840,529
Japan	7,495,217	—	—	7,495,217
New Zealand	3,683,333	2,269,000	—	5,952,333
Norway	—	1,114,346	—	1,114,346
Singapore	—	2,287,235	—	2,287,235
Spain	—	6,152,772	—	6,152,772
Sweden	3,995,699	6,811,110	—	10,806,809
Switzerland	—	1,075,242	—	1,075,242
United Kingdom	5,220,196	22,222,555	—	27,442,751
United States	55,777,304	—	—	55,777,304
	123,098,590	83,744,750	—	206,843,340
Futures*	(15,282)	—	—	(15,282)
Total Investments	$123,083,308	$83,744,750	$—	$206,828,058

    * Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index	Long	30	December-2014	$ 2,948,250	$ (16,423)
Dow Jones EURO STOXX 50 Index	Long	28	December-2014	1,139,782	(1,449)
FTSE 100 Index	Long	5	December-2014	535,442	(13,900)
SGX NIKKEI 225 Index	Long	9	December-2014	661,439	16,490
Total Futures Contracts - Market Risk					$ (15,282)

(a) Futures collateralized by $247,126 cash held with Merrill Lynch & Co., Inc.

Invesco Global Low Volatility Equity Yield Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $111,991,662 and $75,661,256, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$21,432,190
Aggregate unrealized (depreciation) of investment securities	(7,450,548)
Net unrealized appreciation of investment securities	$13,981,642
Cost of investments for tax purposes is $192,861,698.

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	INCAL-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–98.97%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Domestic Equity Funds–22.96%

Invesco Diversified Dividend Fund	7.96%	$15,964,443	$5,176,662	$(1,913,607)	$737,485	$126,365	$256,646	1,129,997	$20,091,348
Invesco Dividend Income Fund	15.00%	28,563,972	9,849,124	(2,846,203)	2,239,493	13,549	624,094	1,888,165	37,819,935
Total Domestic Equity Funds		44,528,415	15,025,786	(4,759,810)	2,976,978	139,914	880,740	3,018,162	57,911,283
Fixed-Income Funds–64.64%
Invesco Core Plus Bond Fund	15.27%	26,801,034	11,458,186	(355,445)	640,755	(5,705)	1,059,832	3,565,109	38,538,825
Invesco Corporate Bond Fund	8.46%	14,922,354	6,139,771	(198,117)	492,801	(4,675)	586,236	2,941,065	21,352,134
Invesco Floating Rate Fund	6.98%	12,775,875	5,264,252	(163,155)	(273,175)	(1,000)	499,659	2,239,542	17,602,797
Invesco High Yield Fund	10.10%	18,768,241	7,549,760	(238,906)	(586,851)	(3,204)	991,588	5,806,159	25,489,040
Invesco International Total Return Fund	4.92%	9,045,510	3,632,131	(116,539)	(151,703)	(2,255)	107,772	1,159,546	12,407,144
Invesco Premium Income Fund	13.89%	23,616,083	10,812,636	(326,310)	948,567	(14,838)	1,133,048	3,411,503	35,036,138
Invesco Short Term Bond Fund	5.02%	8,929,978	3,872,280	(116,539)	(29,903)	(496)	149,345	1,457,986	12,655,320
Total Fixed-Income Funds		114,859,075	48,729,016	(1,515,011)	1,040,491	(32,173)	4,527,480	20,580,910	163,081,398
Foreign Equity Funds–4.76%
PowerShares International Dividend Achievers Portfolio - ETF	4.76%	9,268,878	3,198,917	(458,695)	(2,745)	761	316,886	648,705	12,007,116
Real Estate Funds–6.61%
PowerShares Active U.S. Real Estate Fund - ETF	6.61%	10,964,672	4,525,594	(282,148)	1,486,761	(8,926)	70,599	258,699	16,685,953
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $239,708,630)	98.97%	$179,621,040	$71,479,313	$(7,015,664)	$5,501,485	$99,576	$5,795,705		$249,685,750
OTHER ASSETS LESS LIABILITIES	1.03%								2,593,739
NET ASSETS	100.00%								$252,279,489

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded funds.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Income Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $71,479,313 and $7,015,664, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,187,164
Aggregate unrealized (depreciation) of investment securities	(582,006)
Net unrealized appreciation of investment securities	$3,605,158
Cost of investments for tax purposes is $246,080,592.

Invesco Income Allocation Fund

Invesco International Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2014

invesco.com/us	INTAL-QTR-1 9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.02%(a)

	% of Net Assets 09/30/14	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/14	Value 09/30/14
Foreign Equity Funds–99.58%
Invesco Developing Markets Fund	4.35%	$8,006,446	$404,582	$(572,180)	$261,294	$(24,226)	$—	241,794	$8,075,916
Invesco Emerging Market Equity Fund	4.37%	8,472,093	250,054	(756,766)	215,230	(56,825)	—	1,081,729	8,123,786
Invesco International Core Equity Fund	31.30%	58,302,709	3,598,267	(3,941,683)	1,246,638	(1,083,923)	—	5,134,453	58,122,008
Invesco International Growth Fund	22.47%	43,700,203	1,250,270	(3,649,440)	422,995	(6,364)	—	1,206,410	41,717,664
Invesco International Small Company Fund	10.13%	18,919,003	1,063,358	(1,271,511)	120,987	(18,085)	—	880,794	18,813,752
PowerShares International Dividend Achievers Portfolio - ETF	26.96%	53,188,502	635,522	(4,037,120)	(3,014)	273,147	1,539,092	2,704,324	50,057,037
Total Foreign Equity Funds		190,588,956	7,202,053	(14,228,700)	2,264,130	(916,276)	1,539,092		184,910,163
Money Market Funds–0.44%
Liquid Assets Portfolio – Institutional Class	0.22%	411,867	5,833,971	(5,841,281)	—	—	85	404,557	404,557
Premier Portfolio – Institutional Class	0.22%	411,867	5,833,970	(5,841,281)	—	—	25	404,556	404,556
Total Money Market Funds		823,734	11,667,941	(11,682,562)	—	—	110	809,113	809,113
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $166,286,200)	100.02%	$191,412,690	$18,869,994	$(25,911,262)	$2,264,130	$(916,276)	$1,539,202		$185,719,276
OTHER ASSETS LESS LIABILITIES	(0.02)%								(29,588)
NET ASSETS	100.00%								$185,689,688

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
The Fund invests in Class R6 shares of the mutual funds listed and the Fund shares of the exchange-traded fund.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco.

A. Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco International Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $7,202,053 and $14,228,700, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$20,154,852
Aggregate unrealized (depreciation) of investment securities	(25,583,064)
Net unrealized appreciation (depreciation) of investment securities	$(5,428,212)
Cost of investments for tax purposes is $191,147,488.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2014

invesco.com/us	MCCE-QTR-1 9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks–81.16%

Air Freight & Logistics–0.30%

C.H. Robinson Worldwide, Inc.	112,038	$7,430,360

Apparel Retail–0.99%

Abercrombie & Fitch Co. -Class A	678,528	24,657,708

Apparel, Accessories & Luxury Goods–0.84%

Prada S.p.A. (Italy)	3,447,100	20,931,739

Asset Management & Custody Banks–2.11%

Northern Trust Corp.	774,218	52,670,051

Auto Parts & Equipment–1.49%

Dana Holding Corp.	1,949,067	37,363,614

Brewers–1.38%

Molson Coors Brewing Co. -Class B	462,941	34,461,328

Communications Equipment–2.76%

F5 Networks, Inc. (b)	354,962	42,148,188
Juniper Networks, Inc.	769,973	17,054,902
Riverbed Technology, Inc. (b)	526,482	9,763,608
		68,966,698

Computer & Electronics Retail–1.04%

GameStop Corp. -Class A	633,533	26,101,560

Construction & Engineering–0.98%

Chicago Bridge & Iron Co. N.V.	423,709	24,511,566

Construction Machinery & Heavy Trucks–1.28%

Joy Global Inc.	321,121	17,513,939
Terex Corp.	454,338	14,434,318
		31,948,257

Construction Materials–0.85%

CRH PLC (Ireland)	938,996	21,340,477

Consumer Electronics–0.86%

Harman International Industries, Inc.	219,131	21,483,603

Data Processing & Outsourced Services–0.69%

Jack Henry & Associates, Inc.	309,898	17,248,923

Department Stores–0.49%

Macy’s, Inc.	209,480	12,187,546

Education Services–0.47%

Houghton Mifflin Harcourt Co. (b)	606,581	11,791,935

	Shares	Value

Electrical Components & Equipment–0.94%

Regal-Beloit Corp.	366,459	$23,544,991

Electronic Components–1.80%

Amphenol Corp. -Class A	450,397	44,976,644

Environmental & Facilities Services–1.07%

Republic Services, Inc.	684,652	26,715,121

Fertilizers & Agricultural Chemicals–1.09%

Mosaic Co. (The)	612,794	27,214,182

Footwear–0.40%

Wolverine World Wide, Inc.	394,633	9,889,503

General Merchandise Stores–0.15%

Tuesday Morning Corp. (b)	196,016	3,803,690

Health Care Distributors–0.96%

Cardinal Health, Inc.	321,883	24,115,474

Health Care Equipment–1.44%

ResMed Inc.	731,657	36,048,740

Health Care Facilities–3.11%

Community Health Systems Inc. (b)	735,536	40,300,018
Tenet Healthcare Corp. (b)	631,498	37,504,666
		77,804,684

Homebuilding–0.79%

D.R. Horton, Inc.	956,929	19,636,183

Hotels, Resorts & Cruise Lines–1.07%

Norwegian Cruise Line Holdings Ltd. (b)	741,101	26,694,458

Industrial Machinery–5.23%

ITT Corp.	509,306	22,888,212
Kennametal Inc.	749,669	30,968,826
SKF AB -Class B (Sweden)	1,417,848	29,608,494
Stanley Black & Decker Inc.	532,627	47,291,951
		130,757,483

Insurance Brokers–0.81%

Brown & Brown, Inc.	630,436	20,268,517

Internet Software & Services–0.30%

Equinix, Inc. (b)	35,663	7,577,674

Life & Health Insurance–2.06%

Torchmark Corp.	984,196	51,542,344

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Life Sciences Tools & Services–2.38%

Agilent Technologies, Inc.	600,080	$34,192,558
Waters Corp. (b)	254,799	25,255,677
		59,448,235

Marine–1.38%

Kirby Corp. (b)	292,015	34,413,968

Multi-Utilities–0.89%

CMS Energy Corp.	754,608	22,381,673

Oil & Gas Drilling–1.53%

Nabors Industries Ltd.	945,596	21,521,765
Rowan Cos. PLC -Class A	656,728	16,621,786
		38,143,551

Oil & Gas Equipment & Services–3.78%

Cameron International Corp. (b)	647,373	42,972,620
TETRA Technologies, Inc. (b)	2,219,497	24,014,957
Weatherford International PLC (b)	1,330,834	27,681,347
		94,668,924

Oil & Gas Exploration & Production–4.55%

Cabot Oil & Gas Corp.	903,002	29,519,136
Concho Resources Inc. (b)	273,049	34,237,614
Rosetta Resources, Inc. (b)	507,564	22,617,052
Vermilion Energy, Inc. (Canada)	450,007	27,396,622
		113,770,424

Packaged Foods & Meats–2.20%

Hain Celestial Group, Inc. (The) (b)	290,021	29,683,650
JM Smucker Co. (The)	256,880	25,428,551
		55,112,201

Paper Packaging–1.01%

Packaging Corp. of America	397,170	25,347,389

Pharmaceuticals–2.53%

Endo International PLC (b)	516,519	35,298,909
Perrigo Co. PLC	186,670	28,035,967
		63,334,876

Property & Casualty Insurance–3.91%

Arch Capital Group Ltd. (b)	754,000	41,258,880
Progressive Corp. (The)	2,238,740	56,595,347
		97,854,227

Regional Banks–1.74%

First Republic Bank	879,231	43,416,427

Restaurants–0.53%

Brinker International, Inc.	259,997	13,205,248

Semiconductor Equipment–4.25%

KLA-Tencor Corp.	288,577	22,734,096

	Shares	Value

Semiconductor Equipment–(continued)

Lam Research Corp.	473,067	$35,338,105
Teradyne, Inc.	2,491,946	48,318,833
		106,391,034

Semiconductors–3.70%

Linear Technology Corp.	1,266,715	56,229,479
Xilinx, Inc.	860,307	36,434,001
		92,663,480

Specialized Finance–2.06%

Moody’s Corp.	546,201	51,615,994

Specialty Chemicals–2.19%

Albemarle Corp.	394,573	23,240,350
International Flavors & Fragrances Inc.	330,162	31,655,932
		54,896,282

Specialty Stores–1.06%

Dick’s Sporting Goods, Inc.	602,186	26,423,922

Steel–1.24%

Allegheny Technologies, Inc.	495,180	18,371,178
TimkenSteel Corp.	272,254	12,657,088
		31,028,266

Technology Hardware, Storage & Peripherals–1.81%

NetApp, Inc.	1,056,562	45,389,904

Trading Companies & Distributors–0.67%

WESCO International, Inc. (b)	214,529	16,789,040
Total Common Stocks (Cost $1,535,399,328)		2,029,980,118

Money Market Funds–19.48%

Liquid Assets Portfolio – Institutional Class (c)	243,578,226	243,578,226
Premier Portfolio – Institutional Class (c)	243,578,226	243,578,226
Total Money Market Funds (Cost $487,156,452)		487,156,452
TOTAL INVESTMENTS–100.64% (Cost $2,022,555,780)		2,517,136,570
OTHER ASSETS LESS LIABILITIES–(0.64)%		(16,020,613)
NET ASSETS–100.00%		$2,501,115,957

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Core Equity Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,495,796,093	$21,340,477	$—	$2,517,136,570

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $501,443,380 and $695,547,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$535,299,463
Aggregate unrealized (depreciation) of investment securities	(42,289,513)
Net unrealized appreciation of investment securities	$493,009,950
Cost of investments for tax purposes is $2,024,126,620.

Invesco Mid Cap Core Equity Fund

Invesco Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	SCG-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.45%

Aerospace & Defense–1.51%

Hexcel Corp. (b)	402,637	$15,984,689
TransDigm Group, Inc.	95,273	17,561,672
		33,546,361

Air Freight & Logistics–0.81%

Forward Air Corp.	403,624	18,094,464

Apparel Retail–1.30%

ANN Inc. (b)	344,231	14,158,221
DSW Inc. -Class A	492,602	14,832,246
		28,990,467

Apparel, Accessories & Luxury Goods–0.91%

G-III Apparel Group, Ltd. (b)	244,230	20,236,898

Application Software–9.71%

Aspen Technology, Inc. (b)	486,615	18,355,118
Cadence Design Systems, Inc. (b)	1,025,410	17,647,306
Guidewire Software Inc. (b)	391,267	17,348,779
Interactive Intelligence Group, Inc. (b)	316,505	13,229,909
Manhattan Associates, Inc. (b)	1,393,005	46,554,227
Mentor Graphics Corp.	775,091	15,885,490
MicroStrategy Inc. -Class A (b)	126,197	16,511,615
NetScout Systems, Inc. (b)	484,647	22,196,833
Qlik Technologies Inc. (b)	628,545	16,995,857
SolarWinds, Inc. (b)	315,982	13,287,043
Ultimate Software Group, Inc. (The) (b)	130,484	18,464,791
		216,476,968

Asset Management & Custody Banks–1.65%

Affiliated Managers Group, Inc. (b)	86,081	17,247,189
Janus Capital Group Inc. (c)	1,341,850	19,510,499
		36,757,688

Auto Parts & Equipment–0.74%

Tenneco Inc. (b)	317,412	16,603,822

Automotive Retail–1.42%

Group 1 Automotive, Inc.	232,094	16,875,555
Monro Muffler Brake, Inc.	305,951	14,847,802
		31,723,357

Biotechnology–3.80%

Alnylam Pharmaceuticals Inc. (b)	207,112	16,175,447
Exact Sciences Corp. (b)(c)	1,091,029	21,144,142
Incyte Corp. (b)	369,476	18,122,798
NPS Pharmaceuticals, Inc. (b)	557,338	14,490,788
Seattle Genetics, Inc. (b)(c)	395,993	14,723,020
		84,656,195

	Shares	Value

Broadcasting–0.65%

Sinclair Broadcast Group, Inc. -Class A (c)	551,292	$14,383,208

Building Products–1.07%

A.O. Smith Corp.	502,125	23,740,470

Communications Equipment–1.50%

ARRIS Group Inc. (b)	807,737	22,903,382
Finisar Corp. (b)(c)	636,844	10,590,716
		33,494,098

Construction & Engineering–0.69%

MasTec Inc. (b)	505,613	15,481,870

Construction Machinery & Heavy Trucks–2.19%

WABCO Holdings Inc. (b)	210,123	19,110,687
Wabtec Corp.	365,474	29,618,013
		48,728,700

Construction Materials–0.84%

Martin Marietta Materials, Inc. (c)	144,555	18,638,922

Distributors–0.75%

Pool Corp.	308,281	16,622,512

Electric Utilities–0.86%

ITC Holdings Corp.	536,065	19,099,996

Electrical Components & Equipment–0.93%

Acuity Brands, Inc.	176,000	20,716,960

Electronic Components–0.89%

Littelfuse, Inc.	232,215	19,780,074

Electronic Equipment & Instruments–1.75%

Cognex Corp. (b)	608,217	24,492,898
National Instruments Corp.	472,604	14,617,642
		39,110,540

Electronic Manufacturing Services–0.51%

IPG Photonics Corp. (b)(c)	165,855	11,407,507

Environmental & Facilities Services–0.63%

Tetra Tech, Inc.	562,226	14,044,405

Footwear–0.77%

Steven Madden, Ltd. (b)	535,649	17,263,967

Health Care Equipment–4.12%

DexCom Inc. (b)	280,084	11,200,559
Insulet Corp. (b)	426,013	15,698,579
NuVasive, Inc. (b)	491,732	17,146,695
Sirona Dental Systems, Inc. (b)	223,714	17,154,390
STERIS Corp.	385,999	20,828,506

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Equipment–(continued)

Thoratec Corp. (b)	366,700	$9,801,891
		91,830,620

Health Care Facilities–3.65%

Community Health Systems Inc. (b)	432,063	23,672,731
Community Health Systems Inc. -Rts.(b)	1,164,768	34,943
HealthSouth Corp.	502,332	18,536,051
Select Medical Holdings Corp.	1,254,266	15,088,820
VCA, Inc. (b)	608,751	23,942,177
		81,274,722

Health Care Services–1.81%

Chemed Corp. (c)	227,445	23,404,091
Envision Healthcare Holdings, Inc. (b)	490,358	17,005,615
		40,409,706

Health Care Technology–0.30%

HMS Holdings Corp. (b)	355,956	6,709,771

Homebuilding–0.70%

Standard Pacific Corp. (b)	2,082,662	15,599,138

Hotels, Resorts & Cruise Lines–0.76%

Choice Hotels International, Inc.	326,916	16,999,632

Industrial Machinery–2.84%

Crane Co.	267,179	16,888,385
ITT Corp.	515,635	23,172,637
Lincoln Electric Holdings, Inc.	334,993	23,159,741
		63,220,763

Internet Retail–0.78%

HomeAway Inc. (b)	491,733	17,456,522

Internet Software & Services–3.19%

Conversant, Inc. (b)(c)	645,624	22,112,622
CoStar Group Inc. (b)	194,363	30,231,221
Dealertrack Technologies Inc. (b)	433,704	18,827,091
		71,170,934

Investment Banking & Brokerage–1.54%

Greenhill & Co., Inc.	231,020	10,740,120
Stifel Financial Corp. (b)	504,216	23,642,688
		34,382,808

IT Consulting & Other Services–0.84%

EPAM Systems, Inc. (b)	427,636	18,726,180

Leisure Products–0.71%

Brunswick Corp.	374,207	15,769,083

Life & Health Insurance–0.99%

American Equity Investment Life Holding Co.	759,154	17,369,444
Protective Life Corp.	66,691	4,629,022
		21,998,466

	Shares	Value

Life Sciences Tools & Services–2.60%

PAREXEL International Corp. (b)	363,432	$22,928,925
PerkinElmer, Inc.	383,980	16,741,528
Techne Corp.	194,676	18,211,940
		57,882,393

Marine–1.06%

Kirby Corp. (b)	200,383	23,615,137

Metal & Glass Containers–0.81%

Berry Plastics Group Inc. (b)	717,461	18,108,716

Office Services & Supplies–1.79%

Pitney Bowes Inc.	911,570	22,780,134
Steelcase Inc. -Class A	1,056,360	17,102,469
		39,882,603

Oil & Gas Drilling–1.53%

Atwood Oceanics, Inc. (b)	265,663	11,606,816
Patterson-UTI Energy, Inc.	692,833	22,537,858
		34,144,674

Oil & Gas Equipment & Services–1.73%

Dresser-Rand Group, Inc. (b)	260,084	21,394,510
Dril-Quip, Inc. (b)	191,361	17,107,673
		38,502,183

Oil & Gas Exploration & Production–3.30%

Energen Corp.	256,112	18,501,531
Laredo Petroleum Inc. (b)(c)	602,100	13,493,061
Oasis Petroleum Inc. (b)	453,769	18,972,082
Resolute Energy Corp. (b)(c)	894,104	5,606,032
Ultra Petroleum Corp. (b)(c)	725,760	16,881,177
		73,453,883

Oil & Gas Storage & Transportation–0.77%

SemGroup Corp. -Class A	205,829	17,139,381

Packaged Foods & Meats–1.60%

Annie’s, Inc. (b)(c)	87,945	4,036,675
B&G Foods Inc.	479,036	13,197,442
Lancaster Colony Corp.	216,961	18,502,434
		35,736,551

Pharmaceuticals–2.18%

Jazz Pharmaceuticals PLC (b)	109,522	17,584,852
Nektar Therapeutics (b)	431,750	5,211,222
Salix Pharmaceuticals, Ltd. (b)	164,369	25,681,013
		48,477,087

Regional Banks–3.75%

Hancock Holding Co.	492,883	15,796,900
Home BancShares Inc.	504,507	14,837,551
Prosperity Bancshares, Inc.	275,002	15,721,864
SVB Financial Group (b)	188,507	21,129,750
UMB Financial Corp.	294,866	16,084,940
		83,571,005

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Restaurants–3.00%

Cheesecake Factory Inc. (The)	344,315	$15,666,333
Domino’s Pizza, Inc.	243,770	18,760,539
Jack in the Box Inc.	474,707	32,370,270
		66,797,142

Semiconductor Equipment–1.40%

MKS Instruments, Inc.	402,852	13,447,200
Teradyne, Inc.	916,509	17,771,109
		31,218,309

Semiconductors–2.61%

Atmel Corp. (b)	48,251	389,868
Cavium Inc. (b)	345,421	17,177,786
Monolithic Power Systems Inc.	150,893	6,646,837
Power Integrations, Inc.	358,863	19,346,305
Silicon Laboratories Inc. (b)	359,141	14,595,490
		58,156,286

Specialized REIT’s–0.86%

Corrections Corp. of America	558,375	19,185,765

Specialty Chemicals–1.72%

PolyOne Corp.	582,563	20,727,592
Rockwood Holdings Inc.	228,836	17,494,512
		38,222,104

Specialty Stores–0.44%

Vitamin Shoppe, Inc. (b)	221,893	9,849,830

Steel–0.52%

Carpenter Technology Corp.	257,168	11,611,135

Systems Software–1.06%

CommVault Systems, Inc. (b)	216,556	10,914,422
Qualys Inc. (b)	474,705	12,627,153
		23,541,575

Technology Distributors–0.98%

SYNNEX Corp. (b)	339,286	21,928,054

Technology Hardware, Storage & Peripherals–0.78%

Cray, Inc. (b)	661,018	17,345,112

Trading Companies & Distributors–1.50%

Watsco, Inc.	187,016	16,117,039
WESCO International, Inc. (b)(c)	222,626	17,422,711
		33,539,750

Trucking–1.81%

Knight Transportation, Inc.	814,740	22,315,728
Swift Transportation Co. (b)	857,311	17,986,385
		40,302,113

	Shares	Value

Wireless Telecommunication Services–1.54%

SBA Communications Corp. -Class A (b)	310,328	$34,415,375
Total Common Stocks & Other Equity Interests (Cost $1,435,058,080)		2,171,773,957

Money Market Funds–1.95%

Liquid Assets Portfolio – Institutional Class (d)	21,773,761	21,773,761
Premier Portfolio – Institutional Class (d)	21,773,762	21,773,762
Total Money Market Funds (Cost $43,547,523)		43,547,523
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.40% (Cost $1,478,605,603)		2,215,321,480

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.40%

Liquid Assets Portfolio - Institutional Class (Cost $120,309,928)(d)(e)	120,309,928	120,309,928
TOTAL INVESTMENTS–104.80% (Cost $1,598,915,531)		2,335,631,408
OTHER ASSETS LESS LIABILITIES–(4.80)%		(106,925,712)
NET ASSETS–100.00%		$2,228,705,696

Investment Abbreviations:

REIT	—Real Estate Investment Trust
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$116,264,037	$(116,264,037)	$—

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $478,437,429 and $632,787,338, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$781,171,527
Aggregate unrealized (depreciation) of investment securities	(44,858,864)
Net unrealized appreciation of investment securities	$736,312,663
Cost of investments for tax purposes is $1,599,318,745.

Invesco Small Cap Growth Fund

Invesco U.S. Mortgage Fund
Quarterly Schedule of Portfolio Holdings September 30, 2014

invesco.com/us	VK-USM-QTR-1 9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–103.67%

Collateralized Mortgage Obligations–10.70%

Fannie Mae ACES, 0.46%, 12/25/17(a)	$4,836,346	$4,837,118
0.68%, 08/25/19(a)	2,302,717	2,316,109
Fannie Mae Grantor Trust
7.50%, 01/19/39	523,126	584,352
Fannie Mae Interest STRIPS, 6.50%, 10/25/24, IO	348,369	44,499
8.00%, 05/01/30, IO	1,261,170	258,657
7.50%, 01/01/32, IO	427,574	78,747
Fannie Mae REMICs, 2.00%, 06/25/19	817,701	828,764
7.00%, 09/25/32	454,467	519,615
4.50%, 11/25/23, IO	10,388,811	734,245
3.00%, 10/25/26, IO	5,274,461	570,566
8.00%, 08/18/27 to 09/18/27, IO	1,443,337	271,044
6.00%, 05/25/33, IO	63,140	13,749
7.00%, 05/25/33, IO	1,322,007	288,887
6.58%, 06/25/39(a)	1,673,189	1,916,135
3.50%, 08/25/42, IO	2,518,769	389,450
1.82%, 03/25/43, IO (a)	25,115,474	2,267,212
3.50%, 09/25/44	5,474,460	5,095,323
Freddie Mac REMICs, 4.50%, 06/15/18	261,841	274,112
3.00%, 10/15/18 to 04/15/26	2,609,135	2,687,629
3.75%, 10/15/18	629,743	638,831
3.00%, 09/15/25, IO	8,908,011	692,095
2.50%, 09/15/27, IO	5,273,237	590,256
1.71%, 04/15/38, IO (a)	17,694,846	1,199,242
1.85%, 02/15/39, IO (a)	14,189,950	1,052,595
1.91%, 12/15/39, IO (a)	32,137,597	2,498,737
1.24%, 01/15/24, PO	1,720,152	1,713,423
4.00%, 12/15/41, IO	3,941,638	516,303
Freddie Mac STRIPS, 8.00%, 06/01/31, IO	1,984,514	417,801
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	2,656,590	3,124,558
Ginnie Mae REMICs, 4.00%, 04/16/33	737,055	747,922
4.50%, 10/20/33	279,096	282,593
5.87%, 01/20/39(a)	3,219,534	3,645,604
4.50%, 07/20/41(a)	5,630,647	6,010,082
		47,106,255

Federal Home Loan Mortgage Corp. (FHLMC)–30.25%

Pass Through Ctfs., 8.50%, 01/01/17 to 08/01/31	598,469	724,146
5.00%, 10/01/18 to 06/01/40	15,152,845	16,756,491
7.50%, 01/01/20 to 05/01/35	652,979	776,311

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)– (continued)

3.50%, 08/01/26	$1,201,820	$1,268,596
6.50%, 05/01/28 to 08/01/33	909,225	1,029,132
6.00%, 03/01/29	8,333	9,511
8.00%, 08/01/32	392,730	486,378
5.50%, 12/01/36	665,847	741,385
4.50%, 05/01/38 to 02/01/42	38,231,158	41,455,025
5.35%, 07/01/38 to 10/17/38	4,519,140	5,032,241
5.80%, 10/01/38 to 01/20/39	2,695,000	3,052,144
5.45%, 11/25/38	4,248,506	4,762,994
4.00%, 06/01/42	7,615,172	8,030,628
Pass Through Ctfs., ARM, 2.41%, 07/01/36(a)	3,580,346	3,832,350
2.69%, 02/01/37(a)	358,690	386,372
2.79%, 03/01/37(a)	1,258,187	1,349,575
2.38%, 05/01/37(a)	1,464,433	1,574,957
2.62%, 11/01/37(a)	3,120,583	3,358,880
2.68%, 01/01/38(a)	522,239	562,977
3.40%, 03/01/41(a)	552,289	585,087
Pass Through Ctfs., TBA, 3.00%, 10/01/44(b)	23,200,000	22,906,383
3.50%, 10/01/44(b)	13,000,000	13,269,647
4.00%, 11/01/44(b)	1,200,000	1,259,718
		133,210,928

Federal National Mortgage Association (FNMA)–59.92%

Pass Through Ctfs., 7.50%, 04/01/15 to 08/01/37	1,029,599	1,240,957
13.00%, 06/01/15	1,771	1,785
7.00%, 02/01/18 to 12/01/33	512,339	552,220
4.50%, 05/01/19 to 10/01/41	20,506,586	22,047,137
8.00%, 07/01/20 to 04/01/33	886,484	1,073,002
6.50%, 06/01/22 to 11/01/38	5,984,503	6,806,784
5.50%, 11/01/22 to 04/01/38	18,131,270	20,278,363
4.00%, 06/01/24 to 06/01/44	16,587,033	17,542,103
5.00%, 06/01/27 to 01/01/41	11,777,383	13,023,064
9.50%, 04/01/30	134,404	159,350
8.50%, 10/01/32	748,411	916,602
6.00%, 12/01/35 to 05/01/40	5,696,414	6,459,381
5.45%, 01/01/38	842,424	952,810
5.63%, 03/01/41	740,388	866,037
3.50%, 11/01/42	2,658,967	2,731,224
3.00%, 04/01/43	3,751,501	3,717,534
Pass Through Ctfs., ARM, 2.34%, 03/01/38(a)	495,539	530,545
1.88%, 02/01/39(a)	5,334,000	5,549,903
3.03%, 08/01/42(a)	1,721,218	1,764,348
2.27%, 07/01/43(a)	4,513,838	4,475,034
2.68%, 09/01/43(a)	2,339,796	2,357,131
Pass Through Ctfs., BAL, 3.84%, 04/01/18	3,213,219	3,430,499

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)-continued

Pass Through Ctfs., TBA,
2.50%, 10/01/29(b)	$8,000,000	$8,045,625
3.00%, 10/01/29 to 11/01/44(b)	47,100,000	47,055,221
4.00%, 10/01/44(b)	37,420,000	39,436,586
3.50%, 11/01/44(b)	51,800,000	52,795,533
		263,808,778

Government National Mortgage Association (GNMA)–2.80%

Pass Through Ctfs., 13.00%, 12/15/14 to 05/15/15	173	174
9.50%, 02/15/16 to 08/15/22	362,710	371,595
8.00%, 05/15/16 to 12/15/21	319,390	328,035
8.50%, 02/20/17	824	869
9.00%, 09/15/17 to 08/15/24	680,354	703,106
7.00%, 08/15/22 to 01/15/29	482,490	526,730
6.50%, 04/15/26 to 11/15/28	252,450	287,807
6.00%, 01/15/28 to 04/20/29	664,819	752,800
5.50%, 05/15/33 to 10/15/34	1,512,204	1,694,413
5.00%, 11/20/37	2,599,720	2,874,065
Pass Through Ctfs., TBA, 4.00%, 10/01/44(b)	4,500,000	4,769,296
		12,308,890
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $451,790,660)		456,434,851

Asset-Backed Securities–35.80%

American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.33%, 06/25/45(a)	1,641,099	1,656,506
BAMLL-DB Trust, Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(c)	4,997,674	5,141,604
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36	231,242	221,626
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.35%, 11/10/42(a)	260,744	260,649
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class AJ, Pass Through Ctfs., 5.17%, 02/11/41	3,050,000	3,082,234
Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	5,000,000	5,095,585
Series 2005-PWR9, Class AJ, Pass Through Ctfs., 4.99%, 09/11/42	500,000	513,693
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)	4,055,000	4,285,087
Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.76%, 04/12/38(a)(c)	1,750,000	1,854,108

	Principal Amount	Value
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.35%, 02/15/31(a)(c)	$3,000,000	$2,998,585
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.53%, 12/25/35(a)	95,564	87,939
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.69%, 02/25/35(a)	804,232	769,793
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.64%, 03/25/36(a)	168,651	159,229
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(a)	3,979,290	3,963,552
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.18%, 08/25/34(a)	737,025	737,063
Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(c)	2,630,589	2,735,813
Series 2012-6, Class 2A1, Floating Rate Pass Through Ctfs., 2.36%, 08/25/36(a)(c)	2,937,972	2,977,550
COMM Mortgage Trust, Series 2013-FL3, Class B, Floating Rate Pass Through Ctfs., 2.30%, 10/13/28(a)(c)	5,000,000	5,085,230
Commercial Mortgage Trust, Series 2005-GG3, Class B, Pass Through Ctfs., 4.89%, 08/10/42	2,686,000	2,700,644
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, Pass Through Ctfs., 5.10%, 08/15/38	930,000	959,017
Credit Suisse Mortgage Trust, Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $74,732)(c)	72,555	73,918
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.42%, 07/25/37(a)	106,740	91,354
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 08/15/42(a)	5,000,000	5,123,172
Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/45	4,000,000	4,235,638

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.54%, 06/25/35(a)	$2,208,487	$2,224,390
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.53%, 08/25/35(a)	1,819,190	1,785,048
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/44(a)(c)	7,412,716	7,704,084
JP Morgan Resecuritization Trust, Series 2009-5, Class 1A1, Floating Rate Pass Through Ctfs., 2.61%, 07/26/36(a)(c)	6,739,291	6,800,376
Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $982,354)(c)	963,093	995,814
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $9,723,262)(c)	5,937,064	6,183,827
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $9,723,262)(a)(c)	9,398,087	9,788,699
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AJ, Pass Through Ctfs., 5.32%, 11/15/40	5,420,000	5,618,692
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(c)	3,350,000	3,365,006
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.41%, 11/25/35(a)	3,927,985	3,628,543
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.39%, 04/25/36(a)	113,087	77,746
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.83%, 04/25/29(a)	275,503	269,240
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.61%, 03/25/30(a)	2,106,706	2,083,168
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/44	7,945,000	8,414,879
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.42%, 02/25/46(a)	72,047	35,764

	Principal Amount	Value
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Floating Rate Pass Through Ctfs., 2.54%, 01/26/36(a)(c)	$1,804,641	$1,828,360
Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.09%, 07/26/45 (Acquired 01/31/11; Cost $3,238,699)(a)(c)	3,250,890	3,282,092
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(a)	2,710,817	2,547,165
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(a)	4,705,649	4,568,063
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(a)(c)	4,099,932	4,187,273
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.39%, 06/25/34(a)	4,721,890	4,849,891
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.45%, 09/25/34(a)	849,764	767,115
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.38%, 05/25/45(a)	1,927,457	1,766,958
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Floating Rate Pass Through Ctfs., 2.40%, 11/25/32(a)	244,915	222,793
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	638,707	637,660
Series 2005-C20, Class AJ, Variable Rate Pass Through Ctfs., 5.33%, 07/15/42(a)	500,000	514,157
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(a)	1,254,000	1,294,174
WaMu Mortgage Pass Through Ctfs., Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(a)	7,237,973	7,076,367
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(a)	3,109,353	3,152,868
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/35(a)	420,282	430,742
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.61%, 04/25/36(a)	2,345,456	2,307,216
Total Asset-Backed Securities (Cost $151,318,856)		153,217,759

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

	Principal Amount	Value

Non-Agency Obligations–0.97%
Freddie Mac, Series 2014-DN1, Class M2, STACR® Debt Notes, 2.36%, 02/25/24(a)(c)(d) (Cost $4,314,202)	$4,300,000	$4,285,640

U.S. Treasury Securities–0.46%

U.S. Treasury Bills–0.22%

0.03%, 11/13/14(e)	310,000	309,994
0.04%, 11/13/14(e)	335,000	334,995
0.05%, 11/13/14(e)	35,000	34,999
0.09%, 08/20/15(e)	305,000	304,808
		984,796

U.S. Treasury Notes–0.24%

3.25%, 12/31/16(f)	1,000,000	1,055,711
Total U.S. Treasury Securities (Cost $1,989,810)		2,040,507

	Shares	Value

Money Market Funds–3.87%

Liquid Assets Portfolio - Institutional Class (g)	8,524,390	$8,524,390
Premier Portfolio - Institutional Class (g)	8,524,390	8,524,390
Total Money Market Funds (Cost $17,048,780)		17,048,780

TOTAL INVESTMENTS–143.77% (Cost $626,462,308)		633,027,537
OTHER ASSETS LESS LIABILITIES–(43.77)%		(192,720,757)
NET ASSETS–100.00%		$440,306,780

Investment Abbreviations:

ACES	—	Automatically Convertible Extendable Security
ARM	—	Adjustable Rate Mortgage
BAL	—	Balloon
Ctfs.	—	Certificates
IO	—	Interest Only
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduits
STACR®	—	Structured Agency Credit Risk
STRIPS	—	Separately Traded Registered Interest and Principal Security
TBA	—	To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2014.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $69,287,979, which represented 15.74% of the Fund’s Net Assets.

(d)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Mortgage Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco U.S. Mortgage Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco U.S. Mortgage Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$17,048,780	$—	$—	$17,048,780
U.S. Treasury Securities	—	2,040,507	—	2,040,507
U.S. Government Sponsored Securities	—	456,434,851	—	456,434,851
Asset-Backed Securities	—	153,217,759	—	153,217,759
Non-Agency Obligations	—	4,285,640	—	4,285,640
	17,048,780	615,978,757	—	633,027,537
Futures Contracts*	307,906	—	—	307,906
Total Investments	$17,356,686	$615,978,757	$—	$633,335,443

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$366,954	$(59,048)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco U.S. Mortgage Fund

Effect of Derivative Investments for the nine months ended September 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
Futures
Realized Gain (Loss)
Interest rate risk	$(694,121)
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(23,498)
Total	$(717,619)

The table below summarizes the nine months average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$101,398,379

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Short	230	December-2014	$ (50,334,063)	$ 21,070
U.S. Treasury 5 Year Notes	Short	183	December-2014	(21,641,180)	79,671
U.S. Treasury 10 Year Notes	Short	143	December-2014	(17,823,609)	172,858
U.S. Treasury 30 Year Bonds	Short	68	December-2014	(9,377,625)	93,355
Ultra U.S. Treasury Bonds	Long	37	December-2014	5,642,500	(59,048)
Total Futures Contracts - Interest Rate Risk					$ 307,906

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $2,076,148,028 and $2,087,558,436, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,377,637
Aggregate unrealized (depreciation) of investment securities	(3,837,054)
Net unrealized appreciation of investment securities	$6,540,583
Cost of investments for tax purposes is $626,486,954.

Invesco U.S. Mortgage Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 28, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 28, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 28, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.